19. TRADE AND OTHER PAYABLES (Details) - CAD CAD in Thousands		Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables
Trade payables		CAD 2,659	CAD 2,502
Other payables and accrued liabilities	[1]	35,260	41,605
Trade and other payables	[2]	CAD 37,919	CAD 44,107

[1]	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.
[2]	Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.